Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CHINA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	8.1185	7.7875	7.66
Closing foreign exchange rate	8.2262	7.5833	7.8509
UNITED STATES
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.13	1.0824	1.0813
Closing foreign exchange rate	1.175	1.0389	1.105
Mexico
Significant Accounting Policies [Line Items]
Average foreign exchange rate	21.6705	19.8314	19.183
Closing foreign exchange rate	21.118	21.5504	18.7231
DENMARK
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.4634	7.4589	7.4509
Closing foreign exchange rate	7.4689	7.4578	7.4529
Brazil
Significant Accounting Policies [Line Items]
Average foreign exchange rate	6.3072	5.8283	5.401
Closing foreign exchange rate	6.4364	6.4253	5.3618
SWITZERLAND
Significant Accounting Policies [Line Items]
Average foreign exchange rate	0.937	0.9526	0.9718
Closing foreign exchange rate	0.9314	0.9412	0.926
JAPAN
Significant Accounting Policies [Line Items]
Average foreign exchange rate	169.0435	163.8519	151.9903
Closing foreign exchange rate	184.09	163.06	156.33
INDIA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	98.5239	90.5563	89.3001
Closing foreign exchange rate	105.5965	88.9335	91.9045